Property and equipment (Table)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Property, Equipment and Depreciation is allocated

In USD	Furniture, fittings and equipment	Leasehold improvements	Total
Cost
At 1 January 2020	311,182	135,154	446,336
Additions	192,976	20,009	212,985

At 31 December 2020	504,158	155,163	659,321
Additions	265,927	53,544	319,471
Acquisition through business combination (Note 7)	1,846	—	1,846

At 31 December 2021	771,931	208,707	980,638

Accumulated depreciation
At 1 January 2020	14,940	10,989	25,929
Charge for the year	109,777	13,826	123,603

At 31 December 2020	124,717	24,815	149,532
Charge for the year	163,667	18,735	182,402

At 31 December 2021	288,384	43,550	331,934

Net book value
At 31 December 2021	483,547	165,157	648,704

At 31 December 2020	379,441	130,348	509,789

Depreciation is charged entirely to General and administrative expenses (Note
22
)